Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted income/(loss) available to common shareholders (in thousands)	$ (16,706)	$ (5,739)	$ 5,310
Basic weighted average number of shares	55,792,711	55,629,023	55,508,974
Effect of dilutive potential share options:	0	0	372,480
Diluted weighted average number of shares	55,792,711	55,629,023	55,881,454